Quarterly Holdings Report
for
Fidelity Advisor® Floating Rate High Income Fund
July 31, 2025
AFR-NPRT3-0925
1.819945.120
Alternative Funds - 0.8%
	Shares	Value ($)
Fidelity Private Credit Company LLC (b)(c) (Cost $124,951,264)	12,593,587	121,120,085

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.0255% 7/20/2037 (d)(e)(f)	4,213,000	4,245,154
GoldenTree Loan Management US CLO 21 Ltd Series 2024-21A Class DJ, CME Term SOFR 3 month Index + 4.25%, 8.5755% 7/20/2037 (d)(e)(f)	2,807,000	2,817,750
TOTAL BAILIWICK OF JERSEY		7,062,904
GRAND CAYMAN (UK OVERSEAS TER) - 0.4%
Ammc Clo 24 Ltd Series 2024-24A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8255% 1/20/2035 (d)(e)(f)	1,068,000	1,068,034
Apidos CLO LIII Series 2025-53A Class E, CME Term SOFR 3 month Index + 6.43%, 10.7585% 7/20/2038 (d)(e)(f)	2,178,000	2,224,232
Apidos Ln Fd 2024-1 Ltd Series 2024-1A Class E, CME Term SOFR 3 month Index + 5.75%, 10.0685% 4/25/2035 (d)(e)(f)	373,000	374,055
Arini US Clo II Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 5.65%, 0% 3/31/2038 (d)(e)(f)(g)	790,000	790,110
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class D2, CME Term SOFR 3 month Index + 4.15%, 8.2% 7/20/2038 (d)(e)(f)(g)	1,179,000	1,179,163
Balboa Bay Loan Funding 2025-1 Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 5.75%, 5.75% 7/20/2038 (d)(e)(f)(g)	755,000	755,104
Bbam US Clo I Ltd Series 2025-1A Class D1R, CME Term SOFR 3 month Index + 3%, 7.3176% 3/30/2038 (d)(e)(f)	1,345,000	1,349,104
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 7.0928% 4/22/2038 (d)(e)(f)	1,989,000	1,993,213
Birch Grove Clo 4 Ltd Series 2024-4A Class ER, CME Term SOFR 3 month Index + 6.5%, 10.8176% 7/15/2037 (d)(e)(f)	865,000	867,496
Carlyle US Clo 2025-2 Ltd Series 2025-2A Class E, CME Term SOFR 3 month Index + 6.75%, 11.046% 7/25/2038 (d)(e)(f)	1,546,000	1,584,738
Carval Clo Xi-C Ltd Series 2024-3A Class E, CME Term SOFR 3 month Index + 6.35%, 10.6755% 10/20/2037 (d)(e)(f)	460,000	464,594
Cifc Fdg 2025-Iii Ltd Series 2025-3A Class E, CME Term SOFR 3 month Index + 7.25%, 11.579% 7/21/2038 (d)(e)(f)	2,671,000	2,745,529
CIFC Funding Ltd Series 2025-4A Class D2R, CME Term SOFR 3 month Index + 3.75%, 8.0724% 1/17/2038 (d)(e)(f)	1,110,000	1,112,996
Flat Series 2025-30A Class D2, CME Term SOFR 3 month Index + 4.1%, 8.3834% 4/15/2038 (d)(e)(f)	1,268,000	1,271,810
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.5334% 4/15/2038 (d)(e)(f)	1,947,000	1,966,361
Garnet CLO Ltd Series 2025-1A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5202% 7/20/2037 (d)(e)(f)	511,000	523,308
Magnetite Xxix Ltd Series 2024-29A Class ER, CME Term SOFR 3 month Index + 6%, 10.3176% 7/15/2037 (d)(e)(f)	1,023,000	1,033,941
Midocean Cr Clo Xix Series 2025-19A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5657% 7/20/2036 (d)(e)(f)	1,208,000	1,210,916
Midocean Cr Clo Xvi Series 2024-16A Class E, CME Term SOFR 3 month Index + 6.25%, 10.5755% 10/20/2037 (d)(e)(f)	1,153,000	1,168,052
OCP CLO Ltd Series 2024-14A Class ER, CME Term SOFR 3 month Index + 6.55%, 10.8755% 7/20/2037 (d)(e)(f)	1,457,000	1,463,603
OHA Credit Partners Ltd Series 2024-18A Class D2, CME Term SOFR 3 month Index + 4.75%, 9.0755% 4/20/2037 (d)(e)(f)	1,952,000	1,967,271
Oha Credit Partners VII Ltd Series 2025-7A Class D1R4, CME Term SOFR 3 month Index + 2.5%, 6.822% 2/20/2038 (d)(e)(f)	6,050,000	6,019,817
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.4576% 2/15/2038 (d)(e)(f)	884,000	890,561
Palmer Square Loan Funding 2025-2 Ltd Series 2025-2A Class D, CME Term SOFR 3 month Index + 4.5%, 4.5% 7/15/2033 (d)(e)(f)(g)	1,726,000	1,726,238
Palmer Square Loan Funding Ltd Series 2024-2A Class D, CME Term SOFR 3 month Index + 4.7%, 9.0176% 1/15/2033 (d)(e)(f)	2,704,000	2,679,188
Palmer Square Loan Funding Ltd Series 2024-3A Class D, CME Term SOFR 3 month Index + 5.4%, 9.6343% 8/8/2032 (d)(e)(f)	5,670,000	5,621,402
Pikes Peak Clo 1 Series 2025-12A Class D2R, CME Term SOFR 3 month Index + 3.8%, 8.1255% 4/20/2038 (d)(e)(f)	752,000	755,785
Rr 31 Ltd Series 2024-31A Class D, CME Term SOFR 3 month Index + 6%, 10.3176% 10/15/2039 (d)(e)(f)	1,250,000	1,268,603
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		46,075,224
UNITED STATES - 0.0%
Diameter Capital Clo 1 Ltd Series 2024-1A Class DR, CME Term SOFR 3 month Index + 6.15%, 10.4676% 10/15/2037 (d)(e)(f)	1,315,000	1,332,113
Obra Homes Finance LLC Series 2024-1A Class E, CME Term SOFR 3 month Index + 6.75%, 11.0755% 1/20/2038 (d)(e)(f)	948,000	959,328
TOTAL UNITED STATES		2,291,441
TOTAL ASSET-BACKED SECURITIES (Cost $55,181,727)		55,429,569

Bank Loan Obligations - 87.6%
	Principal Amount (a)	Value ($)
BRAZIL - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0482% 8/1/2029 (d)(e)(h)	14,004,091	11,575,222
CANADA - 1.7%
Consumer Discretionary - 0.9%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 12/13/2029 (d)(e)(h)	9,236,755	9,244,976
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/22/2031 (d)(e)(h)	3,868,078	3,869,973
		13,114,949
Hotels, Restaurants & Leisure - 0.8%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 9/20/2030 (d)(e)(h)	73,665,315	73,423,693
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 11/30/2029 (d)(e)(h)	28,306,254	28,444,671
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 8/1/2030 (d)(e)(h)	20,323,622	20,202,900
		122,071,264
TOTAL CONSUMER DISCRETIONARY		135,186,213

Consumer Staples - 0.2%
Household Products - 0.2%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/8/2031 (d)(e)(h)	27,228,463	23,144,193
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/18/2031 (d)(e)(h)	26,583,881	26,640,505
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0579% 3/15/2030 (d)(e)(h)	11,365,091	11,294,059
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/12/2028 (d)(e)(h)	30,297,221	30,420,228
Industrials - 0.0%
Passenger Airlines - 0.0%
Air Canada Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3528% 3/21/2031 (d)(e)(h)	11,306,875	11,289,914
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2681% 5/29/2028 (d)(e)(h)	27,322,283	22,634,873
TOTAL CANADA		260,609,985
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3072% 2/4/2028 (d)(e)(h)	6,535,629	6,543,799
FRANCE - 0.8%
Communication Services - 0.8%
Diversified Telecommunication Services - 0.8%
Altice France SA Tranche B-13 1LN, term loan CME Term SOFR 6 month Index + 4%, 10.5% 8/14/2026 (d)(e)(h)	7,829,068	7,104,879
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8176% 8/15/2028 (d)(e)(h)	128,298,345	119,157,088

TOTAL FRANCE		126,261,967
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.1971% 4/30/2030 (d)(e)(h)	26,348,441	26,480,183
Professional Services - 0.0%
Stepstone Group MidCo 2 GmbH/The Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.6077% 12/19/2031 (d)(e)(h)	10,630,000	10,257,950
TOTAL GERMANY		36,738,133
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 0% 10/18/2029 (d)(e)(h)(i)	1,950,000	1,951,229
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8185% 10/18/2029 (d)(e)(h)	11,249,913	11,257,000

TOTAL GRAND CAYMAN (UK OVERSEAS TER)		13,208,229
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0755% 1/9/2032 (d)(e)(h)	20,420,645	20,489,871
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (d)(e)(h)(i)(j)	19,608,771	1,290,845
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (d)(e)(h)(k)	115,841	114,683
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 6.3839% 4/9/2026 (d)(e)(h)(k)(l)	368,920	365,230
BYJU's Alpha Inc Tranche PREPETITION REIMBURSEMENT TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3268% 4/9/2026 (d)(e)(h)(k)	534,784	529,437

TOTAL INDIA		2,300,195
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.2956% 6/4/2032 (d)(e)(h)	8,805,000	8,793,994
LUXEMBOURG - 0.2%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg Sarl 1LN, term loan CME Term SOFR 3 month Index + 2.48%, 12.1772% 9/29/2028 (d)(e)(h)	16,075,961	12,016,781
Financials - 0.0%
Financial Services - 0.0%
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (d)(e)(h)(i)(j)	11,864,743	326,280
Materials - 0.1%
Containers & Packaging - 0.1%
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 9.2266% 2/12/2026 (d)(e)(h)	23,250,404	21,157,403
TOTAL LUXEMBOURG		33,500,464
NETHERLANDS - 1.0%
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Flora Food Management US Corp Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.31% 1/3/2028 (d)(e)(h)	21,107,165	21,120,463
Industrials - 0.8%
Building Products - 0.8%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 1/17/2032 (d)(e)(h)	100,118,105	100,087,068
Materials - 0.1%
Chemicals - 0.1%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5097% 4/3/2028 (d)(e)(h)	12,835,504	12,827,546
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5503% 4/3/2028 (d)(e)(h)	9,791,582	9,773,272
		22,600,818
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.5572% 8/30/2028 (d)(e)(h)	21,993,980	5,938,375
TOTAL NETHERLANDS		149,746,724
PUERTO RICO - 0.4%
Communication Services - 0.4%
Media - 0.4%
Coral-US Co-Borrower LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4564% 10/15/2029 (d)(e)(h)	2,855,000	2,848,747
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5676% 2/2/2032 (d)(e)(h)	51,164,947	50,982,288
LCPR Loan Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2064% 10/16/2028 (d)(e)(h)	8,320,000	6,267,706

TOTAL PUERTO RICO		60,098,741
SPAIN - 0.1%
Health Care - 0.1%
Pharmaceuticals - 0.1%
Grifols Worldwide Operations USA Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.4827% 11/15/2027 (d)(e)(h)	11,036,000	11,013,597
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.4%, 7.66% 11/16/2028 (d)(e)(h)	32,693,378	32,722,475
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.66% 11/16/2028 (d)(e)(h)	4,351,305	4,357,658

TOTAL SWEDEN		37,080,133
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8327% 11/15/2030 (d)(e)(h)	31,540,750	29,762,167
UNITED KINGDOM - 2.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
Connect Finco SARL Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 12/12/2026 (d)(e)(h)	587,651	585,964
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8289% 12/2/2031 (d)(e)(h)	87,055,044	86,704,212
TOTAL COMMUNICATION SERVICES		87,290,176

Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.9707% 7/21/2030 (d)(e)(h)	64,044,446	63,864,481
Entain Holdings Gibraltar Ltd Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.666% 3/29/2027 (d)(e)(h)	12,624,000	12,624,000
Entain PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.016% 10/31/2029 (d)(e)(h)	27,947,642	27,963,293
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 11/30/2030 (d)(e)(h)	54,896,059	54,649,026
		159,100,800
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8327% 2/7/2028 (d)(e)(h)	73,872,685	74,072,880
Health Care - 0.1%
Health Care Providers & Services - 0.1%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3079% 1/21/2030 (d)(e)(h)	10,957,538	11,048,814
Industrials - 0.4%
Commercial Services & Supplies - 0.1%
HomeServe USA Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3507% 10/21/2030 (d)(e)(h)	22,934,688	22,884,461
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.59% 3/15/2032 (d)(e)(h)	39,920,000	39,870,100
TOTAL INDUSTRIALS		62,754,561

TOTAL UNITED KINGDOM		394,267,231
UNITED STATES - 79.8%
Communication Services - 5.9%
Diversified Telecommunication Services - 2.3%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 9.6472% 3/25/2026 (d)(e)(h)	39,349,659	28,102,346
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 13.6072% 3/25/2026 (d)(e)(h)	36,488,172	608,258
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 14.5853% 3/25/2026 (d)(e)(h)(k)	1,964,644	2,062,877
Aventiv Technologies LLC Tranche FLSO 1LN, term loan 14.5794% 3/25/2026 (d)(h)	19,752,929	20,674,798
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 12.0572% 3/25/2026 (d)(e)(h)	1,037,236	1,021,677
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7923% 7/1/2031 (d)(e)(h)	30,811,643	30,792,539
Level 3 Financing Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 3/29/2032 (d)(e)(h)	51,005,000	51,387,538
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3562% 6/1/2028 (d)(e)(h)	26,744,616	27,301,706
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/16/2029 (d)(e)(h)	58,440,468	58,084,566
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.8207% 4/15/2030 (d)(e)(h)	85,784,831	85,208,357
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4707% 3/9/2027 (d)(e)(h)	28,324,819	27,301,160
Zayo Group Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.175%, 8.5312% 3/9/2027 (d)(e)(h)	17,101,809	16,599,529
		349,145,351
Entertainment - 0.8%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9456% 2/10/2027 (d)(e)(h)	38,973,003	23,286,369
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9707% 9/1/2027 (d)(e)(h)	31,852,016	30,488,431
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.9707% 9/1/2027 (d)(e)(h)	30,875,000	29,511,251
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8581% 8/30/2030 (d)(e)(h)	9,139,482	9,177,594
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7207% 8/7/2028 (d)(e)(h)	26,661,971	26,595,316
		119,058,961
Interactive Media & Services - 0.1%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.1062% 7/8/2031 (d)(e)(h)	13,613,344	13,477,210
Media - 2.2%
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7974% 10/28/2027 (d)(e)(h)	30,091,905	23,204,169
Charter Comm Operating LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2906% 12/7/2030 (d)(e)(h)	8,589,200	8,572,022
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5406% 12/15/2031 (d)(e)(h)	63,017,043	62,969,780
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8956% 6/18/2029 (d)(e)(h)	78,919,415	76,946,429
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8289% 6/16/2032 (d)(e)(h)	26,505,000	26,513,217
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4434% 12/1/2028 (d)(e)(h)	8,024,958	8,007,142
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 6/28/2032 (d)(e)(h)	28,490,000	28,518,490
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.8695% 12/31/2029 (d)(e)(h)	2,887,763	2,674,068
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 8.5562% 12/31/2030 (d)(e)(h)	10,526,780	9,747,798
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.3244% 2/19/2030 (d)(e)(h)	8,193,469	7,292,186
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 6/24/2029 (d)(e)(h)	5,840,748	5,843,201
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 1/31/2029 (d)(e)(h)	25,841,222	25,663,693
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9707% 1/31/2029 (d)(e)(h)	11,756,250	11,704,875
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.373% 3/31/2031 (d)(e)(h)	42,305,000	41,458,900
		339,115,970
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8176% 1/30/2031 (d)(e)(h)	58,670,542	58,988,537
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.11% 1/25/2031 (d)(e)(h)	18,253,434	18,310,567
		77,299,104
TOTAL COMMUNICATION SERVICES		898,096,596

Consumer Discretionary - 15.9%
Automobile Components - 1.0%
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 3/3/2028 (d)(e)(h)	31,611,513	26,253,362
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 5/6/2030 (d)(e)(h)	26,281,731	26,268,590
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/28/2032 (d)(e)(h)	53,910,000	53,887,358
Lippert Components Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 3/25/2032 (d)(e)(h)	16,533,563	16,564,646
Novae LLC 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.452% 12/22/2028 (d)(e)(h)	11,887,136	11,069,894
Power Stop LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1579% 1/26/2029 (d)(e)(h)	23,010,542	16,768,932
		150,812,782
Automobiles - 0.3%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9707% 6/3/2028 (d)(e)(h)	28,862,220	28,408,217
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 4/18/2030 (d)(e)(h)	18,664,530	18,664,530
		47,072,747
Broadline Retail - 2.6%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5579% 11/8/2032 (d)(e)(h)	29,230,388	29,268,680
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 1/23/2032 (d)(e)(h)	371,068,123	370,975,357
		400,244,037
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 12/11/2030 (d)(e)(h)	42,791,863	42,754,634
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3562% 5/24/2032 (d)(e)(h)	32,980,000	32,262,685
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1028% 8/1/2030 (d)(e)(h)	33,973,751	33,963,219
		108,980,538
Diversified Consumer Services - 1.3%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3223% 7/31/2028 (d)(e)(h)	84,197,887	84,122,951
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0406% 6/12/2030 (d)(e)(h)	13,098,507	13,106,759
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5774% 3/4/2028 (d)(e)(h)	114,522,591	100,636,727
		197,866,437
Hotels, Restaurants & Leisure - 6.6%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6772% 2/7/2029 (d)(e)(h)	29,433,045	29,147,839
Aramark Services Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 4/6/2028 (d)(e)(h)	17,156,494	17,163,699
Aramark Services Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 6/22/2030 (d)(e)(h)	21,229,011	21,232,832
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 11/24/2028 (d)(e)(h)	17,264,710	17,264,710
BCPE Flavor Debt Merger Sub LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3562% 7/2/2032 (d)(e)(h)	10,810,149	10,510,167
BCPE Flavor Debt Merger Sub LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 5%, 1% 7/2/2032 (d)(e)(h)(l)	2,034,851	1,978,384
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.6062% 2/6/2030 (d)(e)(h)	82,248,563	82,111,208
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.6062% 2/6/2031 (d)(e)(h)	61,684,188	61,545,398
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 11/1/2031 (d)(e)(h)	39,074,458	37,520,466
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5625% 6/29/2029 (d)(e)(h)	18,445,133	17,995,625
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/2/2029 (d)(e)(h)	28,733,267	28,620,920
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 1/29/2029 (d)(e)(h)(i)	174,126,789	174,161,614
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8562% 2/12/2029 (d)(e)(h)	8,872,388	8,920,477
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 1/28/2032 (d)(e)(h)	35,422,111	35,411,131
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 5/26/2030 (d)(e)(h)	29,126,284	29,162,692
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5857% 12/4/2031 (d)(e)(h)	13,885,423	13,937,493
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6028% 5/27/2032 (d)(e)(h)	10,965,000	11,047,238
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 1/17/2031 (d)(e)(h)	13,191,300	13,172,436
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 8/2/2028 (d)(e)(h)	46,156,830	46,105,596
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1022% 11/8/2030 (d)(e)(h)	21,135,341	21,175,075
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0579% 10/31/2031 (d)(e)(h)	27,464,935	26,938,433
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 4/26/2030 (d)(e)(h)	31,402,519	31,108,278
KFC Holding Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.2143% 3/15/2028 (d)(e)(h)	3,840,508	3,853,950
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5772% 11/5/2031 (d)(e)(h)	27,302,800	27,345,938
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5931% 4/16/2029 (d)(e)(h)	15,462,340	15,466,205
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 4/1/2031 (d)(e)(h)	22,317,941	22,345,838
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 7/18/2031 (d)(e)(h)	8,110,265	8,110,265
Raising Cane's Restaurants LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 9/18/2031 (d)(e)(h)	4,704,450	4,704,450
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 0% 7/19/2032 (d)(e)(h)(i)	12,880,000	12,880,000
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 3/14/2031 (d)(e)(h)	46,448,908	46,478,171
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5695% 12/30/2026 (d)(e)(h)	48,883,977	46,953,061
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2027 (d)(e)(h)	3,500,000	2,832,095
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 13.0695% 12/30/2026 (d)(e)(h)	9,325,967	9,022,873
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 8/3/2028 (d)(e)(h)	48,327,970	48,315,888
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.558% 9/3/2029 (d)(e)(h)	15,818,677	13,762,249
		998,302,694
Household Durables - 0.8%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1081% 9/26/2031 (d)(e)(h)	6,674,563	6,700,994
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.55% 10/24/2031 (d)(e)(h)	42,865,169	42,918,750
Tecta America Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 2/18/2032 (d)(e)(h)	9,095,000	9,110,643
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 10/30/2027 (d)(e)(h)	59,588,177	59,495,220
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 10/30/2027 (d)(e)(h)	8,702,595	8,669,960
		126,895,567
Leisure Products - 0.1%
Lids Holdings Inc 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.9635% 12/14/2026 (d)(e)(h)(k)	3,928,782	3,889,493
Topgolf Callaway Brands Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 3/15/2030 (d)(e)(h)	12,077,601	11,911,534
		15,801,027
Specialty Retail - 2.2%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1934% 11/5/2027 (d)(e)(h)	5,883,794	5,859,259
At Home Group Inc Tranche A, term loan 12.3141% 10/17/2025 (d)(h)(k)	455,529	455,529
At Home Group Inc Tranche A, term loan 5.5302% 10/17/2025 (d)(h)(k)(l)	652,620	652,620
At Home Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 0% (d)(e)(h)(i)(j)	17,384,065	1,064,774
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0487% 10/16/2031 (d)(e)(h)	37,552,484	37,683,918
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8507% 6/9/2031 (d)(e)(h)	20,266,850	20,266,850
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0405% 12/4/2031 (d)(e)(h)	30,081,635	28,991,176
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.19% 6/6/2031 (d)(e)(h)	18,415,198	17,129,081
Michaels Cos Inc/The 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.8072% 4/15/2028 (d)(e)(h)	18,951,835	16,065,092
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (d)(e)(h)(i)(j)(k)	1,898,872	455,728
Restoration Hardware Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.9707% 10/20/2028 (d)(e)(h)	27,593,850	26,631,652
Restoration Hardware Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7062% 10/20/2028 (d)(e)(h)	14,513,179	14,127,709
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 2/8/2028 (d)(e)(h)	34,517,988	32,964,678
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0259% 9/4/2029 (d)(e)(h)	69,284,427	63,601,026
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 4/16/2028 (d)(e)(h)	16,792,054	16,722,031
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 1/30/2031 (d)(e)(h)	11,981,242	11,952,008
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5768% 10/31/2029 (d)(e)(h)	48,562,873	48,462,348
		343,085,479
Textiles, Apparel & Luxury Goods - 0.3%
Crocs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.6062% 2/19/2029 (d)(e)(h)	8,720,279	8,767,194
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 11/24/2028 (d)(e)(h)	8,490,668	8,490,667
Varsity Brands LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5798% 8/26/2031 (d)(e)(h)	31,999,800	32,071,800
		49,329,661
TOTAL CONSUMER DISCRETIONARY		2,438,390,969

Consumer Staples - 2.5%
Beverages - 0.8%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5406% 4/1/2032 (d)(e)(h)	16,610,000	16,724,277
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.6456% 1/24/2029 (d)(e)(h)	35,349,450	26,523,046
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 10.3956% 1/24/2030 (d)(e)(h)	6,818,341	3,153,482
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.7956% 1/24/2029 (d)(e)(h)	26,556,605	26,390,627
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 3/31/2028 (d)(e)(h)	52,527,775	52,624,426
		125,415,858
Consumer Staples Distribution & Retail - 0.6%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0772% 2/5/2029 (d)(e)(h)	10,200,286	10,249,452
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/19/2032 (d)(e)(h)(i)	15,025,000	14,996,903
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.1971% 9/30/2031 (d)(e)(h)	17,607,132	17,451,485
Heritage Grocers Group LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 11.1456% 8/1/2029 (d)(e)(h)	28,459,693	26,174,095
JP Intermediate B LLC 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 0% (d)(e)(h)(i)(j)	20,003,932	600,118
JP Intermediate B LLC CME Term SOFR 1 month Index + 7.5%, 11.8178% 11/19/2027 secured (d)(e)(h)(k)	403,973	424,171
JP Intermediate B LLC Tranche RCF 1LN, term loan CME Term SOFR 3 month Index + 7%, 11.3176% 8/12/2027 (d)(e)(h)(k)	4,709,090	440,617
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5358% 4/1/2029 (d)(e)(h)	22,820,633	22,383,161
		92,720,002
Food Products - 1.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8528% 12/23/2030 (d)(e)(h)	17,573,445	17,683,279
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 10/25/2027 (d)(e)(h)	25,840,526	25,921,406
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.7218% 8/2/2028 (d)(e)(h)	43,276,858	3,483,787
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 15.4738% 8/2/2028 (d)(e)(h)	13,480,377	5,493,254
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.409% 8/2/2028 (d)(e)(h)	12,497,703	5,092,814
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (d)(e)(h)	16,135,235	14,521,711
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 0.1%, 13.9434% 3/30/2026 (d)(e)(h)	19,577,775	12,725,554
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 2/12/2031 (d)(e)(h)	26,447,867	26,480,927
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8294% 12/13/2032 (d)(e)(h)	31,025,000	30,869,876
Wellness Pet LLC Tranche A 1LN, term loan CME Term SOFR 3 month Index + 3.95%, 8.2492% 12/31/2029 (d)(e)(h)	6,980,533	5,712,380
Wellness Pet LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3108% 12/31/2029 (d)(e)(h)	5,247,308	2,846,664
		150,831,652
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2207% 5/17/2028 (d)(e)(h)	14,031,227	10,283,767
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.9327% 2/23/2029 (d)(e)(h)	3,835,939	3,693,165
		13,976,932
TOTAL CONSUMER STAPLES		382,944,444

Energy - 2.5%
Energy Equipment & Services - 0.2%
WaterBridge Midstream Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3136% 6/27/2029 (d)(e)(h)	37,920,080	37,910,599
Oil, Gas & Consumable Fuels - 2.3%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0881% 7/9/2031 (d)(e)(h)	23,812,438	23,762,908
BCP Renaissance Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 10/31/2028 (d)(e)(h)	8,522,333	8,534,520
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9707% 3/31/2028 (d)(e)(h)	8,841,208	8,797,002
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 12/31/2030 (d)(e)(h)	59,877,618	59,900,371
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 12/30/2027 (d)(e)(h)	9,895,100	9,895,100
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9562% 11/19/2029 (d)(e)(h)	22,698,827	22,605,535
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 4/1/2030 (d)(e)(h)	15,335,075	15,335,075
EPIC Crude Services LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8285% 10/15/2031 (d)(e)(h)	14,265,021	14,336,346
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 5/30/2031 (d)(e)(h)	11,282,302	11,294,599
Hilcorp Energy I LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3434% 2/11/2030 (d)(e)(h)	16,837,800	16,853,628
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.8075% 10/30/2028 (d)(e)(h)	120,841,983	55,134,155
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0286% 2/28/2030 (d)(e)(h)	19,166,596	19,110,630
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 8/1/2029 (d)(e)(h)	9,697,618	9,752,216
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 0% 5/25/2029 (d)(e)(h)(i)	50,049,593	49,956,001
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 0% 5/25/2029 (d)(e)(h)(i)	6,260,407	6,236,930
WaterBridge NDB Operating LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3003% 5/10/2029 (d)(e)(h)	8,480,863	8,480,862
		339,985,878
TOTAL ENERGY		377,896,477

Financials - 10.6%
Capital Markets - 2.0%
BroadStreet Partners Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 6/13/2031 (d)(e)(h)	36,839,278	36,860,276
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 10/31/2031 (d)(e)(h)	53,629,301	53,745,141
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 5/17/2031 (d)(e)(h)	26,100,949	26,070,411
Focus Financial Partners LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 9/15/2031 (d)(e)(h)	31,231,914	31,239,098
GTCR Everest Borrower LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 9/5/2031 (d)(e)(h)(i)	27,677,621	27,673,193
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0643% 9/5/2031 (d)(e)(h)	7,605,000	7,603,783
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 2/3/2032 (d)(e)(h)(i)	1,219,000	1,219,000
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2597% 2/3/2032 (d)(e)(h)	34,684,845	34,684,845
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3327% 12/15/2031 (d)(e)(h)	45,161,176	44,947,564
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.9666% 11/26/2031 (d)(e)(h)	19,152,000	19,175,940
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 12/1/2028 (d)(e)(h)	16,353,802	16,390,597
		299,609,848
Financial Services - 3.1%
ACNR Holdings Inc term loan 13% (d)(h)(k)(m)	7,110,795	6,995,600
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 1/31/2031 (d)(e)(h)	81,969,139	82,088,814
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0406% 7/1/2032 (d)(e)(h)	24,205,000	24,129,480
Dragon Buyer Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 9/30/2031 (d)(e)(h)	15,616,525	15,633,235
Empire Today LP, LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 10.0695% 8/3/2029 (d)(h)	1,717,578	1,030,547
Empire Today LP, LLC Tranche EXCH FLSO TL 1LN, term loan 9.5695% 8/3/2029 (d)(h)	10,448,600	1,567,290
Empire Today LP, LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 10.0695% 8/3/2029 (d)(h)	3,259,467	1,955,680
Fusion Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.3956% 6/6/2030 (d)(e)(h)	16,515,441	16,515,441
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (d)(e)(h)(i)(j)(k)	2,939,516	0
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0579% 4/16/2029 (d)(e)(h)	13,117,579	13,222,520
Neon Maple US Debt Mergersub Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 11/17/2031 (d)(e)(h)(i)	43,904,963	43,907,158
Nexus Buyer LLC 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.7062% 11/5/2029 (d)(e)(h)	10,030,000	9,951,164
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 7/31/2031 (d)(e)(h)	49,794,756	49,863,473
Orion US Finco Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 5/20/2032 (d)(e)(h)(i)	13,670,000	13,731,242
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 7/30/2032 (d)(e)(h)	1,415,000	1,415,000
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 0% 5/16/2031 (d)(e)(h)(i)	12,704,871	12,704,871
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0687% 2/20/2030 (d)(e)(h)	20,086,909	20,149,781
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0483% 7/6/2032 (d)(e)(h)	4,640,000	4,669,974
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 6/24/2031 (d)(e)(h)	21,100,298	21,116,123
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 6/24/2031 (d)(e)(h)	12,490,954	12,496,950
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5715% 11/21/2031 (d)(e)(h)	13,716,075	13,747,622
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.072% 2/20/2032 (d)(e)(h)	104,390,000	104,276,215
		471,168,180
Insurance - 5.5%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 6/21/2032 (d)(e)(h)	17,065,000	17,086,331
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 11/6/2030 (d)(e)(h)	154,573,417	154,380,201
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 5/31/2032 (d)(e)(h)	39,340,000	39,504,835
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 5/31/2033 (d)(e)(h)	17,610,000	18,248,362
Alliant Hldgs Intermediate LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 0% 9/19/2031 (d)(e)(h)(i)	7,385,000	7,385,000
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 1/30/2032 (d)(e)(h)	41,277,550	41,294,061
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/29/2031 (d)(e)(h)(i)	18,413,992	18,418,596
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 8/19/2028 (d)(e)(h)	48,015,413	47,577,992
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 8/19/2028 (d)(e)(h)	64,395,662	63,738,182
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 9/19/2030 (d)(e)(h)	59,242,070	58,237,325
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 9/19/2030 (d)(e)(h)	29,030,000	28,398,598
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7207% 1/31/2028 (d)(e)(h)	63,157,555	60,597,148
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.7207% 1/20/2029 (d)(e)(h)	98,816,391	92,686,810
Asurion LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 7/31/2027 (d)(e)(h)	22,756,774	22,744,484
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 5/6/2031 (d)(e)(h)	36,617,258	36,601,879
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8255% 6/20/2030 (d)(e)(h)	73,463,260	73,522,031
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 9/15/2031 (d)(e)(h)	18,522,852	18,507,478
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 9/29/2030 (d)(e)(h)	9,722,825	9,701,532
USI Inc/NY Tranche D 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 11/21/2029 (d)(e)(h)	38,133,646	38,092,081
		846,722,926
TOTAL FINANCIALS		1,617,500,954

Health Care - 6.8%
Health Care Equipment & Supplies - 1.5%
Avantor Funding Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4562% 11/8/2027 (d)(e)(h)	1,053,962	1,058,357
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 1/15/2031 (d)(e)(h)	34,460,000	34,554,765
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 3/30/2029 (d)(e)(h)	13,670,963	13,611,221
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 8/4/2031 (d)(e)(h)	54,211,916	54,428,764
Medline Borrower LP 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 10/23/2028 (d)(e)(h)(i)	120,103,915	120,179,580
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5456% 5/30/2031 (d)(e)(h)	12,416,100	12,439,442
		236,272,129
Health Care Providers & Services - 2.4%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.6956% 2/15/2029 (d)(e)(h)	15,860,984	11,102,689
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5964% 2/11/2028 (d)(e)(h)	30,731,779	30,696,745
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 5/9/2031 (d)(e)(h)	33,240,863	33,276,430
Examworks Bidco Inc Tranche B 1LN, term loan 7.1062% 11/1/2028 (d)(h)	14,735,825	14,765,296
Gainwell Acquisition Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3956% 10/1/2027 (d)(e)(h)	10,637,052	10,474,199
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.3562% 9/24/2031 (d)(e)(h)	44,265,069	42,715,792
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 10/23/2031 (d)(e)(h)	12,142,268	12,170,074
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 4.1521% 10/23/2031 (d)(e)(h)(l)	1,566,713	1,570,300
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (d)(e)(h)	11,618,766	11,673,955
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.2956% 7/3/2028 (d)(e)(h)	2,894,823	2,908,573
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 4/15/2031 (d)(e)(h)	24,884,956	24,978,523
National Mentor Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1951% 3/2/2028 (d)(e)(h)	13,124,583	12,789,382
National Mentor Holdings Inc Tranche C 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1456% 3/2/2028 (d)(e)(h)	224,787	219,045
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 2/21/2031 (d)(e)(h)	18,047,248	18,053,384
Phoenix Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 11/15/2028 (d)(e)(h)	41,223,343	41,264,567
Radiology Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.7956% 6/30/2032 (d)(e)(h)	16,745,000	16,747,679
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8187% 12/4/2031 (d)(e)(h)	49,502,313	49,489,938
US Anesthesia Partners Inc 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9434% 10/1/2029 (d)(e)(h)	1,410,000	1,265,475
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6868% 10/1/2028 (d)(e)(h)	4,908,002	4,851,756
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.5%, 8.7956% 10/11/2031 (d)(e)(h)	11,102,037	11,199,180
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8178% 10/11/2031 (d)(e)(h)	505,906	510,332
US Radiology Specialists Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0456% 12/15/2027 (d)(e)(h)	13,007,768	13,040,288
		365,763,602
Health Care Technology - 1.5%
athenahealth Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 2/15/2029 (d)(e)(h)	71,244,541	71,139,811
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (h)	8,930,000	8,978,400
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0789% 3/26/2032 (d)(e)(h)	20,635,000	20,574,746
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0789% 5/1/2031 (d)(e)(h)	48,813,680	48,651,131
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 9/28/2029 (d)(e)(h)	39,746,825	39,583,068
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 11/26/2031 (d)(e)(h)	33,274,720	33,229,134
		222,156,290
Pharmaceuticals - 1.4%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 10/8/2030 (d)(e)(h)	96,091,668	94,019,932
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 7/26/2032 (d)(e)(h)(i)	14,250,000	14,244,015
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1789% 8/1/2027 (d)(e)(h)	5,350,226	5,344,286
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3562% 4/23/2031 (d)(e)(h)	33,009,133	33,066,899
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 5/5/2028 (d)(e)(h)	37,178,349	37,300,294
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5989% 5/19/2031 (d)(e)(h)	29,068,661	27,954,460
		211,929,886
TOTAL HEALTH CARE		1,036,121,907

Industrials - 12.5%
Aerospace & Defense - 1.4%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8079% 10/31/2030 (d)(e)(h)	11,713,795	11,724,805
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 1/27/2032 (d)(e)(h)	13,695,675	13,703,071
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0712% 2/26/2032 (d)(e)(h)	50,436,810	50,452,446
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1.5835% 2/26/2032 (d)(e)(h)(l)	4,758,190	4,759,664
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0643% 12/11/2031 (d)(e)(h)	125,170	125,170
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 12/11/2031 (d)(e)(h)(i)	24,170,192	24,170,192
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 2.4135% 12/11/2031 (d)(e)(h)	10,457	10,457
Signia Aerospace LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3%, 0% 12/11/2031 (d)(e)(h)(i)(l)	2,019,231	2,019,231
TransDigm Inc Tranche I 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 8/24/2028 (d)(e)(h)	33,470,304	33,581,091
TransDigm Inc Tranche J 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/28/2031 (d)(e)(h)	16,002,843	16,047,491
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 3/22/2030 (d)(e)(h)	36,068,717	36,185,219
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 1/19/2032 (d)(e)(h)	21,651,388	21,710,279
		214,489,116
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 10/31/2031 (d)(e)(h)	20,929,073	20,974,908
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 10/31/2031 (d)(e)(h)	7,960,752	7,978,186
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 11/23/2028 (d)(e)(h)	11,085,424	10,565,075
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.2062% 11/23/2028 (d)(e)(h)(k)	18,915,125	18,688,144
Echo Global Logistics Inc 2LN, term loan CME Term SOFR 3 month Index + 7.25%, 11.7062% 11/23/2029 (d)(e)(h)(k)	8,145,000	7,957,664
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 3/17/2030 (d)(e)(h)	1,298,572	1,282,664
STG DISTRIBUTION LLC Tranche EXCHANGE FLFO 1LN, term loan CME Term SOFR 1 month Index + 8.35%, 12.6772% 10/3/2029 (d)(e)(h)(k)	5,226,984	5,138,125
STG DISTRIBUTION LLC Tranche EXCHANGE FLSO 1LN, term loan CME Term SOFR 1 month Index + 7.6%, 11.9272% 10/3/2029 (d)(e)(h)(k)	11,151,133	5,374,846
		77,959,612
Building Products - 1.0%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 1/3/2029 (d)(e)(h)	16,107,004	16,091,380
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 5/13/2029 (d)(e)(h)	7,714,013	7,727,282
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 7/23/2032 (d)(e)(h)(i)	2,715,000	2,713,860
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7062% 11/3/2028 (d)(e)(h)	15,169,467	15,167,039
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 0% 8/1/2028 (d)(e)(h)(i)	1,950,000	1,815,450
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 4/12/2028 (d)(e)(h)(i)	12,073,869	10,987,583
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8562% 8/4/2031 (d)(e)(h)	20,175,234	20,176,647
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 0% 5/31/2030 (d)(e)(h)	4,615,000	4,602,170
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5456% 1/24/2029 (d)(e)(h)	18,267,066	18,350,729
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 8.3327% 2/20/2032 (d)(e)(h)	25,685,000	25,631,575
Oscar Acquisitionco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5456% 4/29/2029 (d)(e)(h)	16,558,530	15,029,847
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 10/15/2028 (d)(e)(h)	8,300,647	8,023,073
		146,316,635
Commercial Services & Supplies - 4.9%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 12/21/2028 (d)(e)(h)	82,045,024	81,839,911
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 5/12/2028 (d)(e)(h)	98,880,942	99,040,140
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0456% 11/1/2031 (d)(e)(h)	21,061,319	21,169,995
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 4.75% 11/1/2031 (d)(e)(h)(l)	2,436,243	2,448,814
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7956% 2/15/2031 (d)(e)(h)	31,445,373	26,005,324
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 5/31/2028 (d)(e)(h)	15,578,690	15,632,281
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7759% 8/1/2030 (d)(e)(h)	66,235,011	55,265,168
Brock Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.0456% 5/2/2030 (d)(e)(h)	8,709,188	8,382,593
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.9579% 5/3/2029 (d)(e)(h)	26,835,926	22,475,088
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 6.2704% 2/9/2031 (d)(e)(h)	8,176,811	8,187,031
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 8/1/2029 (d)(e)(h)	48,356,764	48,551,642
Filtration Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 10/21/2028 (d)(e)(h)	15,654,843	15,682,708
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 0% 4/13/2029 (d)(e)(h)(i)	6,565,352	6,571,917
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8238% 3/3/2032 (d)(e)(h)	41,410,000	41,422,837
Madison IAQ LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.4519% 5/6/2032 (d)(e)(h)	29,475,000	29,578,163
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (d)(e)(h)	36,831,659	36,827,607
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1794% 10/11/2028 (d)(e)(h)	7,772,892	7,425,910
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.4294% 4/11/2029 (d)(e)(h)	88,212,971	84,560,072
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8138% 7/25/2030 (d)(e)(h)	33,555,234	33,609,258
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 3/19/2032 (d)(e)(h)	10,339,088	10,339,088
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.59% 11/30/2028 (d)(e)(h)	10,731,323	10,742,054
Reworld Holding Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6007% 11/30/2028 (d)(e)(h)	11,369,487	11,383,700
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.59% 11/30/2028 (d)(e)(h)	828,599	829,427
Reworld Holding Corp Tranche C 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6007% 11/30/2028 (d)(e)(h)	625,989	626,771
RLG Holdings LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7.5%, 11.9707% 7/6/2029 (d)(e)(h)	2,290,000	830,124
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4707% 12/10/2026 (d)(e)(h)	9,446,690	9,470,307
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.0456% 6/15/2030 (d)(e)(h)	13,754,120	13,398,851
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 11.4707% 10/19/2030 (d)(e)(h)	11,662,677	10,136,848
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 9.4707% 4/19/2030 (d)(e)(h)	12,115,766	12,024,898
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 11/2/2029 (d)(e)(h)	24,484,239	24,429,150
		748,887,677
Construction & Engineering - 0.4%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5424% 3/27/2031 (d)(e)(h)	15,204,192	15,234,752
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 11/3/2031 (d)(e)(h)	15,696,886	15,755,750
Pike Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.4707% 1/21/2028 (d)(e)(h)	15,366,507	15,434,734
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3079% 2/16/2028 (d)(e)(h)	9,422,017	9,433,794
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5777% 1/24/2031 (d)(e)(h)	11,383,350	11,372,536
		67,231,566
Electrical Equipment - 0.2%
Vertiv Group Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0723% 3/2/2027 (d)(e)(h)	33,300,604	33,269,301
Ground Transportation - 0.3%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 7/16/2032 (d)(e)(h)	14,745,000	14,652,844
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 4/10/2031 (d)(e)(h)	32,151,704	32,079,041
		46,731,885
Machinery - 0.8%
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/28/2032 (d)(e)(h)(i)	21,045,000	21,167,692
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7924% 3/15/2030 (d)(e)(h)	17,863,771	17,913,968
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.8289% 9/28/2028 (d)(e)(h)	10,245,484	10,053,381
Crown Equipment Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5789% 10/10/2031 (d)(e)(h)	14,051,295	14,095,276
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.4562% 1/2/2032 (d)(e)(h)	8,354,063	8,377,036
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 3/25/2031 (d)(e)(h)	46,745,463	46,672,541
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 13.3022% 12/3/2026 (d)(e)(h)(k)	6,085,504	5,458,088
		123,737,982
Passenger Airlines - 0.7%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5755% 4/20/2028 (d)(e)(h)	19,573,562	19,475,694
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5755% 5/28/2032 (d)(e)(h)	13,411,388	13,495,209
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 1.75%, 5.9835% 1/29/2027 (d)(e)(h)	5,000,000	4,973,200
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.5068% 6/4/2029 (d)(e)(h)	14,468,850	14,405,621
SkyMiles IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0755% 10/20/2027 (d)(e)(h)	6,344,384	6,368,175
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3509% 2/22/2031 (d)(e)(h)	24,227,221	24,287,789
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0406% 4/1/2031 (d)(e)(h)	18,872,979	18,935,826
		101,941,514
Professional Services - 1.5%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 0% 7/30/2032 (d)(e)(h)(i)	12,681,175	12,649,472
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 9/29/2031 (d)(e)(h)	58,733,241	58,703,876
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0806% 10/30/2031 (d)(e)(h)	13,855,375	13,855,375
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1062% 12/29/2028 (d)(e)(h)	41,081,122	39,004,061
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3327% 9/29/2028 (d)(e)(h)	21,649,329	21,630,710
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 6.3079% 3/1/2031 (d)(e)(h)	12,088,205	12,118,426
EAB Global Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/16/2030 (d)(e)(h)	16,898,957	16,806,012
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 5/30/2031 (d)(e)(h)	7,905,150	7,908,470
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8268% 7/31/2031 (d)(e)(h)	41,281,615	41,315,878
		223,992,280
Trading Companies & Distributors - 0.3%
Foundation Building Materials Inc 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.8193% 1/31/2028 (d)(e)(h)	3,894,495	3,802,974
Foundation Building Materials Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.308% 1/29/2031 (d)(e)(h)	48,000,809	46,186,859
		49,989,833
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2605% 4/8/2030 (d)(e)(h)	22,316,717	22,380,989
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (d)(e)(h)(i)	11,244,639	11,237,667
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 6/18/2030 (d)(e)(h)(i)	1,540,361	1,539,406
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.5456% 1/2/2029 (d)(e)(h)	6,582,766	6,520,230
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 10.0572% 8/10/2029 (d)(e)(h)	17,384,461	10,109,065
Lasership Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 7%, 8.2956% 1/2/2029 (d)(e)(h)	991,276	588,986
Lasership Inc Tranche E 1LN, term loan CME Term SOFR 1 month Index + 7.5%, 6.0572% 8/10/2029 (d)(e)(h)	1,933,351	588,473
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.2956% 7/26/2028 (d)(e)(h)	22,585,141	22,558,491
		75,523,307
TOTAL INDUSTRIALS		1,910,070,708

Information Technology - 15.1%
Communications Equipment - 0.7%
Ciena Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1007% 10/24/2030 (d)(e)(h)	6,281,491	6,300,147
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.6062% 12/17/2029 (d)(e)(h)	96,953,887	98,475,094
		104,775,241
Electronic Equipment, Instruments & Components - 1.0%
Coherent Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 7/2/2029 (d)(e)(h)	28,439,592	28,482,251
DG Investment Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 6.75%, 11.1913% 3/30/2029 (d)(e)(h)	2,490,000	2,477,550
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0881% 7/12/2032 (d)(e)(h)	32,958,897	32,979,661
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 0% 7/23/2033 (d)(e)(h)(i)	6,240,000	6,208,800
DG Investment Intermediate Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 3/31/2028 (d)(e)(h)(i)(l)	719,709	716,110
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 11/9/2029 (d)(e)(h)	14,386,895	14,391,067
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.5456% 8/18/2031 (d)(e)(h)	32,474,849	32,466,730
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5768% 3/17/2032 (d)(e)(h)	15,780,000	15,839,175
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5798% 10/24/2031 (d)(e)(h)	18,223,425	18,246,204
		151,807,548
IT Services - 3.0%
Ahead DB Holdings LLC Tranche B3 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2956% 2/1/2031 (d)(e)(h)	17,187,961	17,195,180
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5792% 2/10/2028 (d)(e)(h)	48,799,742	47,048,319
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (d)(h)	4,663,813	3,777,689
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 3/6/2028 (d)(e)(h)	15,994,913	16,022,904
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.3562% 3/20/2033 (d)(e)(h)	18,975,000	19,034,391
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 3/20/2032 (d)(e)(h)	69,989,588	70,142,865
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 6/17/2031 (d)(e)(h)	39,481,654	39,496,657
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 2/1/2028 (d)(e)(h)	93,131,669	82,770,771
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 6/21/2031 (d)(e)(h)	21,500,000	21,553,750
X Corp 1LN, term loan 9.5% 10/26/2029 (h)	90,560,000	87,742,678
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.9579% 10/26/2029 (d)(e)(h)	56,464,581	54,973,352
		459,758,556
Semiconductors & Semiconductor Equipment - 0.1%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3528% 8/17/2029 (d)(e)(h)	26,614,824	26,561,594
Software - 9.9%
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.7956% 2/24/2031 (d)(e)(h)	40,342,297	40,356,417
Ascend Learning LLC 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 10.2062% 12/10/2029 (d)(e)(h)	10,412,417	10,402,005
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 12/11/2028 (d)(e)(h)	55,563,637	55,563,637
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 7/6/2029 (d)(e)(h)	20,645,000	16,774,063
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 3/21/2031 (d)(e)(h)	48,132,790	48,295,479
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7956% 3/29/2029 (d)(e)(h)	57,287,048	57,364,959
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 9/29/2028 (d)(e)(h)	21,462,872	21,520,392
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3562% 2/19/2029 (d)(e)(h)	26,540,126	23,465,983
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.5456% 4/2/2029 (d)(e)(h)(k)	40,506,450	39,241,150
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 10/9/2029 (d)(e)(h)	35,969,692	35,986,598
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 8.0572% 11/6/2028 (d)(e)(h)	5,645,412	5,581,902
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 5/30/2031 (d)(e)(h)	31,642,774	31,682,327
Flexera Software LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.31% 3/3/2028 (d)(e)(h)	22,268,425	22,232,573
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 9/12/2029 (d)(e)(h)	58,398,796	58,296,598
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 0% 4/16/2032 (d)(e)(h)(i)	5,065,000	5,054,870
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 1/30/2032 (d)(e)(h)	30,999,225	30,954,896
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0685% 7/23/2032 (d)(e)(h)	21,825,000	21,811,469
Leia Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5696% 10/9/2031 (d)(e)(h)	41,072,063	41,106,152
Leia Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5696% 10/9/2032 (d)(e)(h)	8,737,000	8,745,213
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 12/31/2031 (d)(e)(h)	71,997,651	64,018,151
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.6062% 5/3/2028 (d)(e)(h)	72,689,845	69,164,388
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.6062% 2/23/2029 (d)(e)(h)	12,580,000	10,976,050
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8079% 7/1/2031 (d)(e)(h)	77,624,455	76,030,049
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5638% 7/31/2026 (d)(e)(h)	25,446,783	20,728,441
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3195% 6/2/2028 (d)(e)(h)	155,895,656	152,699,796
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 9.2956% 5/9/2033 (d)(e)(h)	19,595,000	19,558,357
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 10/26/2030 (d)(e)(h)	45,005,566	45,084,326
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0685% 7/16/2031 (d)(e)(h)	27,067,047	27,050,265
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/31/2028 (d)(e)(h)	63,208,951	63,281,010
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2109% 5/15/2028 (d)(e)(h)	27,034,204	13,990,200
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.7109% 5/15/2028 (d)(e)(h)	6,298,298	6,347,803
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 4/24/2028 (d)(e)(h)	10,773,000	10,790,990
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5572% 4/24/2028 (d)(e)(h)	40,271,695	40,216,926
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 10/2/2028 (d)(e)(h)	33,816,910	33,682,995
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3562% 4/5/2030 (d)(e)(h)	61,687,715	56,752,698
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0456% 11/22/2029 (d)(e)(h)	16,757,069	16,777,177
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3562% 8/13/2029 (d)(e)(h)	21,839,786	21,839,786
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 5/9/2031 (d)(e)(h)	37,410,273	37,527,367
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.81% 2/10/2031 (d)(e)(h)	124,606,089	124,556,247
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 0% 4/12/2031 (d)(e)(h)(i)	19,290,671	19,290,671
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 11.5456% 6/28/2030 (d)(e)(h)	14,740,000	14,110,455
		1,518,910,831
Technology Hardware, Storage & Peripherals - 0.4%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3215% 2/20/2032 (d)(e)(h)	53,766,474	53,564,849
TOTAL INFORMATION TECHNOLOGY		2,315,378,619

Materials - 6.1%
Chemicals - 3.2%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5456% 12/14/2029 (d)(e)(h)	25,875,673	24,150,542
Advancion Holdings LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.1062% 11/24/2027 (d)(e)(h)	10,247,250	9,670,842
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 12.2062% 11/24/2028 (d)(e)(h)	12,310,000	11,497,540
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.4562% 11/24/2027 (d)(e)(h)	18,689,355	17,941,781
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9562% 9/30/2028 (d)(e)(h)	39,550,782	39,649,659
Arc Falcon I Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.4562% 9/30/2029 (d)(e)(h)	3,385,000	3,317,300
Avient Corp Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.0696% 8/29/2029 (d)(e)(h)	5,438,815	5,454,099
Axalta Coating Systems US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0456% 12/20/2029 (d)(e)(h)	5,830,169	5,844,744
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.0456% 12/23/2031 (d)(e)(h)	23,710,825	23,562,632
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 8/18/2028 (d)(e)(h)	37,768,984	37,721,773
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3357% 11/1/2030 (d)(e)(h)	17,459,663	17,421,426
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.082% 10/4/2029 (d)(e)(h)	56,522,440	56,443,874
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 8.3206% 7/3/2028 (d)(e)(h)	33,135,237	29,442,977
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.34% 3/15/2029 (d)(e)(h)	62,920,518	62,668,836
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.8937% 3/15/2030 (d)(e)(h)	8,731,765	8,589,874
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2062% 3/14/2030 (d)(e)(h)	7,682,220	6,942,806
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.7062% 4/2/2029 (d)(e)(h)	32,332,856	30,029,141
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0579% 8/25/2031 (d)(e)(h)	40,962,996	39,990,125
Scih Salt Hldgs Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.1971% 1/31/2029 (d)(e)(h)	22,006,934	22,032,022
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 9/30/2031 (d)(e)(h)(i)	1,690,003	1,687,891
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.3562% 9/30/2031 (d)(e)(h)	12,619,826	12,604,051
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 0% 9/30/2031 (d)(e)(h)(i)	174,997	174,777
USALCO LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 4%, 1% 9/30/2031 (d)(e)(h)(l)	1,306,758	1,305,125
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5456% 9/22/2028 (d)(e)(h)	17,094,975	17,091,385
		485,235,222
Construction Materials - 0.8%
Eco Material Technologies Inc 1LN, term loan CME Term SOFR 6 month Index + 3.25%, 7.4666% 2/12/2032 (d)(e)(h)	17,655,000	17,706,553
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8562% 8/3/2030 (d)(e)(h)	5,872,400	5,878,507
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 2/10/2032 (d)(e)(h)	71,126,738	71,037,829
Smyrna Ready Mix Concrete LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3528% 4/2/2029 (d)(e)(h)	10,213,395	10,264,462
VM Consolidated Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.6062% 3/24/2028 (d)(e)(h)	17,979,695	18,006,664
		122,894,015
Containers & Packaging - 2.0%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 3/3/2028 (d)(e)(h)	38,663,936	38,630,298
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8208% 6/7/2031 (d)(e)(h)	34,910,503	34,982,070
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.0857% 11/29/2030 (d)(e)(h)	23,933,823	23,980,015
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 7.5312% 4/13/2029 (d)(e)(h)	102,880,940	102,808,924
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6062% 4/1/2032 (d)(e)(h)	59,902,749	59,846,441
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1.8044% 4/1/2032 (d)(e)(h)(l)	1,047,251	1,046,266
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8562% 8/4/2027 (d)(e)(h)	16,369,094	16,388,082
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3562% 5/1/2031 (d)(e)(h)	15,173,708	15,183,267
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8562% 4/21/2031 (d)(e)(h)	5,983,354	6,014,348
		298,879,711
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 5/23/2031 (d)(e)(h)	21,432,674	21,456,892
TOTAL MATERIALS		928,465,840

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/31/2030 (d)(e)(h)	8,998,644	9,042,378
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 1/31/2030 (d)(e)(h)	6,973,600	7,002,680
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.8143% 8/21/2030 (d)(e)(h)	12,221,060	12,221,060
		28,266,118
Utilities - 1.7%
Electric Utilities - 0.7%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 6.0644% 4/16/2031 (d)(e)(h)	24,009,925	24,006,563
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 6.1062% 12/20/2030 (d)(e)(h)	29,622,990	29,649,058
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.5789% 1/27/2031 (d)(e)(h)	52,280,899	52,291,878
		105,947,499
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 9/30/2031 (d)(e)(h)	25,903,277	25,854,838
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 6.3562% 7/31/2030 (d)(e)(h)	10,954,125	10,953,796
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 0% 2/26/2032 (d)(e)(h)(i)	1,325,000	1,326,100
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.1062% 2/26/2032 (d)(e)(h)	18,713,100	18,728,632
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.5695% 6/4/2032 (d)(e)(h)	11,665,323	11,453,947
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 1% 6/4/2032 (d)(e)(h)(l)	1,484,677	1,457,775
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.8562% 3/29/2030 (d)(e)(h)	21,797,906	21,797,906
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.8077% 12/13/2031 (d)(e)(h)	9,815,675	9,824,902
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 7.2207% 3/24/2028 (d)(e)(h)	20,591,848	20,558,078
Win Waste Innovations Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2207% 3/27/2028 (d)(e)(h)	19,117,088	19,183,997
		141,139,971
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.7207% 6/23/2028 (d)(e)(h)	17,886,210	17,295,965
TOTAL UTILITIES		264,383,435

TOTAL UNITED STATES		12,197,516,067
TOTAL BANK LOAN OBLIGATIONS (Cost $13,749,086,811)		13,399,506,519

Common Stocks - 1.5%
	Shares	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (k)(n)	715,262	17,631,208
LUXEMBOURG - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Travelport Finance Luxembourg Sarl (k)(n)	3,686	6,944,940
UNITED STATES - 1.4%
Communication Services - 0.0%
Media - 0.0%
Ion Media Networks Inc (k)(n)	2,842	0
Main Street Sports Group (k)	23,201	311,288
		311,288
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Old Claimco LLC (k)(n)	542,500	6,379,800
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
California Resources Corp	643,972	31,026,571
EP Energy Corp (k)(n)	80,740	126,762
Expand Energy Corp	587,218	61,528,702
Expand Energy Corp (b)	4,049	424,254
Exxon Mobil Corp	329,097	36,740,389
New Fortress Energy Inc	224,466	611,670
		130,458,348
Financials - 0.3%
Financial Services - 0.3%
ACNR Holdings Inc (k)(n)	391,373	37,019,973
Carnelian Point Holdings LP warrants 6/30/2027 (k)(n)	18,944	55,316
Limetree Bay Cayman Ltd (k)(n)	2,899	0
		37,075,289
Industrials - 0.1%
Machinery - 0.0%
Tnt Crane & Rigging LLC (k)(n)	512,868	205,147
Tnt Crane & Rigging LLC warrants 10/31/2025 (k)(n)	86,957	0
		205,147
Professional Services - 0.1%
Fusion Parent, LLC Class A (k)	344,241	17,928,071
TOTAL INDUSTRIALS		18,133,218

Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (k)(n)	118,360	5,027,933
TOTAL UNITED STATES		197,385,876
TOTAL COMMON STOCKS (Cost $135,738,268)		221,962,024

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Acrisure Holdings Inc Series A-2 (k) (Cost $24,999,976)	1,038,205	25,892,833

Non-Convertible Corporate Bonds - 4.3%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (f)	605,000	611,909
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 5.125% 1/15/2029 (f)	8,087,000	6,975,038
Altice France SA 5.125% 7/15/2029 (f)	29,240,000	25,292,600
Altice France SA 5.5% 1/15/2028 (f)	8,480,000	7,536,600
Altice France SA 5.5% 10/15/2029 (f)	29,260,000	25,373,168

TOTAL FRANCE		65,177,406
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Lcpr Senior Secured Financing Dac 5.125% 7/15/2029 (f)	4,745,000	3,225,474
Lcpr Senior Secured Financing Dac 6.75% 10/15/2027 (f)	24,730,000	18,980,275

TOTAL PUERTO RICO		22,205,749
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (f)	13,300,000	14,694,026
UNITED STATES - 3.7%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.1%
Consolidated Communications Inc 5% 10/1/2028 (f)	410,000	413,944
Frontier Communications Holdings LLC 5% 5/1/2028 (f)	4,005,000	3,999,961
Frontier Communications Holdings LLC 8.75% 5/15/2030 (f)	1,560,000	1,632,653
Level 3 Financing Inc 4.5% 4/1/2030 (f)	15,190,000	13,671,000
Level 3 Financing Inc 4.875% 6/15/2029 (f)	135,000	126,563
		19,844,121
Media - 0.8%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (f)	8,110,000	7,958,190
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (f)	16,225,000	15,935,879
DISH Network Corp 11.75% 11/15/2027 (f)	22,645,000	23,583,431
Dotdash Meredith Inc 7.625% 6/15/2032 (f)	8,840,000	8,616,790
EchoStar Corp 10.75% 11/30/2029	27,871,501	29,394,400
Univision Communications Inc 7.375% 6/30/2030 (f)	9,425,000	9,373,257
Univision Communications Inc 8% 8/15/2028 (f)	6,375,000	6,549,146
Univision Communications Inc 8.5% 7/31/2031 (f)	8,595,000	8,728,824
Univision Communications Inc 9.375% 8/1/2032 (f)	12,740,000	13,219,035
		123,358,952
TOTAL COMMUNICATION SERVICES		143,203,073

Consumer Discretionary - 0.9%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (f)	7,810,000	7,985,178
Automobiles - 0.2%
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 10% 1/15/2031 (f)	29,410,000	27,987,921
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (f)	9,575,000	9,825,243
Hotels, Restaurants & Leisure - 0.3%
Caesars Entertainment Inc 7% 2/15/2030 (f)	7,670,000	7,911,850
CEC Entertainment LLC 6.75% 5/1/2026 (f)	4,045,000	4,015,437
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (f)	37,830,000	35,964,948
		47,892,235
Specialty Retail - 0.3%
Carvana Co 5.625% 10/1/2025 (f)	32,713,000	32,631,218
Staples Inc 10.75% 9/1/2029 (f)	7,810,000	7,323,135
		39,954,353
TOTAL CONSUMER DISCRETIONARY		133,644,930

Energy - 0.0%
Energy Equipment & Services - 0.0%
Transocean Poseidon Ltd 6.875% 2/1/2027 (f)	3,270,750	3,268,578
Financials - 0.6%
Consumer Finance - 0.0%
Ford Motor Credit Co LLC U.S. SOFR Index + 2.95%, 7.2878% 3/6/2026 (d)(e)	16,070,000	16,234,557
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	17,665,000	15,147,817
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	14,840,000	14,413,061
NFE Financing LLC 12% 11/15/2029 (f)	28,865,094	10,226,037
		39,786,915
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (f)	21,445,000	22,154,379
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (f)	16,655,000	16,880,259
		39,034,638
TOTAL FINANCIALS		95,056,110

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Embecta Corp 6.75% 2/15/2030 (f)	8,365,000	7,993,951
Medline Borrower LP/Medline Co-Issuer Inc 6.25% 4/1/2029 (f)	4,675,000	4,766,831
		12,760,782
Industrials - 0.5%
Aerospace & Defense - 0.1%
TransDigm Inc 6.375% 3/1/2029 (f)	19,405,000	19,860,067
Commercial Services & Supplies - 0.4%
Artera Services LLC 8.5% 2/15/2031 (f)	8,525,000	7,059,917
Brand Industrial Services Inc 10.375% 8/1/2030 (f)	8,060,000	7,315,682
GEO Group Inc/The 8.625% 4/15/2029	2,935,000	3,118,606
Neptune Bidco US Inc 9.29% 4/15/2029 (f)	25,460,000	24,632,550
OT Midco Inc 10% 2/15/2030 (f)	5,925,000	4,828,757
		46,955,512
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (f)	1,670,000	1,749,377
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (f)	1,072,500	1,071,522
Delta Air Lines Inc / SkyMiles IP Ltd 4.5% 10/20/2025 (f)	238,852	238,264
		1,309,786
TOTAL INDUSTRIALS		69,874,742

Information Technology - 0.3%
IT Services - 0.1%
Acuris Finance US Inc / Acuris Finance SARL 9% 8/1/2029 (f)	8,415,000	8,561,399
Semiconductors & Semiconductor Equipment - 0.0%
Wolfspeed Inc 7.9583% 6/23/2030 (f)(k)(o)	863,263	852,472
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (f)	16,354,000	17,414,247
Cloud Software Group Inc 9% 9/30/2029 (f)	8,495,000	8,791,144
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	5,835,000	5,889,447
		32,094,838
TOTAL INFORMATION TECHNOLOGY		41,508,709

Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (f)	11,790,000	12,407,643
Real Estate - 0.3%
Diversified REITs - 0.1%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (f)	14,806,000	15,648,150
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (f)	1,725,000	1,710,757
Vici Properties LP / Vici Note Co Inc 4.625% 12/1/2029 (f)	985,000	965,290
		18,324,197
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	27,345,000	25,086,385
TOTAL REAL ESTATE		43,410,582

TOTAL UNITED STATES		555,135,149
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $666,270,713)		657,824,239

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Information Technology - 0.0%
Software - 0.0%
MicroStrategy Inc 9% (Cost $8,415,000)	93,500	8,832,010

Preferred Securities - 0.4%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.4%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.6979% (d)(e)(m)	29,690,000	30,266,299
Financials - 0.2%
Banks - 0.2%
Wells Fargo & Co 3.9% (d)(m)	23,585,000	23,479,905
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (d)(f)(m)	8,580,000	8,688,276
TOTAL UNITED STATES		62,434,480
TOTAL PREFERRED SECURITIES (Cost $61,535,833)		62,434,480

Money Market Funds - 6.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p) (Cost $1,032,950,278)	4.33	1,032,746,126	1,032,952,675

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $15,859,129,870)	15,585,954,434
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(292,432,755)
NET ASSETS - 100.0%	15,293,521,679

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,544,339 or 0.8% of net assets.

(c)	Affiliated Fund
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $612,657,811 or 4.0% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)	Level 3 security
(l)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $16,502,430 and $16,426,776, respectively.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Non-income producing.
(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/21	38,344

Fidelity Private Credit Company LLC	5/01/22 - 7/11/25	124,951,264

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	872,182,993	3,568,084,154	3,407,314,472	33,605,618	22,094	(22,094)	1,032,952,675	1,032,746,126	1.8%
Fidelity Securities Lending Cash Central Fund	-	92,890,299	92,890,299	547	-	-	-	-	0.0%
Total	872,182,993	3,660,974,453	3,500,204,771	33,606,165	22,094	(22,094)	1,032,952,675

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Company LLC	113,619,649	19,210,808	6,305,893	14,949,808	(252,896)	(5,151,583)	121,120,085	12,593,587
	113,619,649	19,210,808	6,305,893	14,949,808	(252,896)	(5,151,583)	121,120,085

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Joann Inc	12,477,231	-	-	-	(415,606)	(12,061,625)	-	-
Total	12,477,231	-	-	-	(415,606)	(12,061,625)	-

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Company LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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